Summary of Significant Accounting Policies (Details) - Schedule of Estimated Depreciation Rate	Mar. 31, 2024
Building [Member]
Schedule of Estimated Depreciation Rate [Line Items]
Estimated depreciation rate	2.00%
Plant and machinery [Member]
Schedule of Estimated Depreciation Rate [Line Items]
Estimated depreciation rate	20.00%
Furniture and Fixtures [Member]
Schedule of Estimated Depreciation Rate [Line Items]
Estimated depreciation rate	20.00%
Motor vehicles [Member]
Schedule of Estimated Depreciation Rate [Line Items]
Estimated depreciation rate	20.00%